Intangible Assets, net (Details) - Schedule of Intangible assets, net - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of Intangible assets, net [Abstract]
Gross Value, Patents/Intellectual Property	$ 395,499	$ 356,890
Accumulated Amortization, Patents/Intellectual Property	(73,904)	(51,408)
Net Value, Patents/Intellectual Property	$ 321,595	$ 305,482
Weighted average remaining amortization period (in years), Patents/Intellectual Property	7 years 5 months 26 days	7 years 7 months 13 days